INCOME AND SOCIAL CONTRIBUTION TAXES - Reconciliation of income tax and social contribution expense (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
INCOME AND SOCIAL CONTRIBUTION TAXES
Statutory tax rate	34	34	34
Income tax rate	25.00%	25.00%	25.00%
Social contribution tax rate	9.00%	9.00%	9.00%
Income before taxes	R$ 4,831,591	R$ 5,959,529	R$ 6,008,234
Income and social contribution tax expenses, at the tax rate of 34%	(1,642,741)	(2,026,240)	(2,042,800)
Equity pickup	(8,072)	39,869	250
Unclaimed interest on equity	(56,933)	(38,311)	(16,699)
Non-deductible expenses, gifts, incentives	(84,844)	(87,115)	(84,988)
Tax benefit related to interest on equity allocated	705,500	929,900	894,200
Composition of CSLL tax loss and negative base (SELIC update of undue debts) (1)		1,407,523
IR and CS on interest SELIC update of undue debts	277,424
Other	35,977	44,202	12,330
Tax debits	R$ (773,689)	R$ 269,828	R$ (1,237,707)
Effective rate	16.0	(4.5)	20.6
Current income and social contribution taxes	R$ (1,126,498)	R$ (84,661)	R$ (61,427)
Deferred income and social contribution taxes	R$ 352,809	R$ 354,489	R$ (1,176,280)